COSTS AND EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2022
COSTS AND EXPENSES BY NATURE
Summary of Expenses by Nature/Purpose

Expenses are presented in the statement of profit or loss and other comprehensive income by function. The income reconciliation by nature/purpose is as follows:

	December 31, 2022	December 31, 2021	December 31, 2020
Commodity cost (natural gas)	(14,307,087)	(7,211,545)	(4,620,647)
Raw materials	(6,588,465)	(4,631,436)	(3,289,845)
Personnel expenses	(2,498,912)	(1,997,881)	(2,533,429)
Depreciation and amortization	(3,014,480)	(2,504,384)	(2,340,854)
Railroad transportation and port elevation expenses	(3,074,624)	(2,128,043)	(1,897,975)
Electricity purchased for resale	(260,891)	(968,503)	(927,913)
Construction cost	(1,217,818)	(1,020,176)	(885,630)
Other transport	(137,255)	(25,143)	—
Selling expenses	(23,505)	(23,638)	(23,387)
Expenses with third-party services	(888,195)	(751,486)	—
Cost of properties sold (Note 10.5)	(550,432)	—	—
Other	(1,444,083)	(897,789)	(731,869)
	(34,005,747)	(22,160,024)	(17,251,549)

Cost of sales	(30,753,137)	(19,864,248)	(14,999,823)
Selling expenses	(1,276,279)	(723,419)	(661,907)
General and administrative expenses	(1,976,331)	(1,572,357)	(1,589,819)

	(34,005,747)	(22,160,024)	(17,251,549)